Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Payables And Accruals [Abstract]
Accrued expenses	$ 2,383	14,424	7,856
Salaries and welfare payable	7,216	43,687	29,889
Business and other taxes payable	2,084	12,617	8,804
Unrecognized tax positions (note 26)	8,153	49,355	31,591
Other accruals	4,231	25,611	13,900
Notes payable	131	795
Total	$ 24,198	146,489	92,040